Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 1.7%
Boeing Co. (A)	8,638	$ 1,834,970
General Dynamics Corp.	3,469	791,660
Howmet Aerospace, Inc.	5,670	240,238
Huntington Ingalls Industries, Inc.	635	131,458
L3 Harris Technologies, Inc.	2,885	566,152
Lockheed Martin Corp.	3,490	1,649,828
Northrop Grumman Corp.	2,191	1,011,629
Raytheon Technologies Corp.	22,488	2,202,250
Textron, Inc.	3,241	228,912
TransDigm Group, Inc.	802	591,114

		9,248,211

Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	1,752	174,096
Expeditors International of Washington, Inc.	2,375	261,535
FedEx Corp.	3,633	830,104
United Parcel Service, Inc., Class B	11,204	2,173,464

		3,439,199

Automobile Components - 0.1%
Aptiv PLC (A)	4,117	461,886
BorgWarner, Inc.	3,455	169,675

		631,561

Automobiles - 1.9%
Ford Motor Co.	59,678	751,943
General Motors Co.	21,474	787,666
Tesla, Inc. (A)	41,216	8,550,671

		10,090,280

Banks - 3.1%
Bank of America Corp.	107,078	3,062,431
Citigroup, Inc.	29,781	1,396,431
Citizens Financial Group, Inc.	7,598	230,751
Comerica, Inc.	2,001	86,883
Fifth Third Bancorp	10,454	278,495
First Republic Bank	2,793	39,074
Huntington Bancshares, Inc.	21,649	242,469
JPMorgan Chase & Co.	44,962	5,858,998
KeyCorp	14,432	180,689
M&T Bank Corp.	2,654	317,339
PNC Financial Services Group, Inc.	6,157	782,555
Regions Financial Corp.	14,305	265,501
Truist Financial Corp.	20,475	698,197
US Bancorp	21,209	764,584
Wells Fargo & Co.	58,498	2,186,655
Zions Bancorp NA	2,270	67,941

		16,458,993

Beverages - 1.8%
Brown-Forman Corp., Class B	2,712	174,300
Coca-Cola Co.	59,690	3,702,571
Constellation Brands, Inc., Class A	2,469	557,722
Keurig Dr. Pepper, Inc.	13,054	460,545
Molson Coors Beverage Co., Class B	2,857	147,650
Monster Beverage Corp. (A)	11,544	623,492
PepsiCo, Inc.	21,121	3,850,358

		9,516,638

	Shares	Value
COMMON STOCKS (continued)
Biotechnology - 2.3%
AbbVie, Inc.	27,116	$ 4,321,477
Amgen, Inc.	8,199	1,982,108
Biogen, Inc. (A)	2,205	613,056
Gilead Sciences, Inc.	19,024	1,578,421
Incyte Corp. (A)	2,820	203,801
Moderna, Inc. (A)	5,049	775,426
Regeneron Pharmaceuticals, Inc. (A)	1,653	1,358,221
Vertex Pharmaceuticals, Inc. (A)	3,953	1,245,472

		12,077,982

Broadline Retail - 2.8%
Amazon.com, Inc. (A)	136,586	14,107,968
eBay, Inc.	8,150	361,616
Etsy, Inc. (A)	1,870	208,187

		14,677,771

Building Products - 0.4%
A.O. Smith Corp.	1,991	137,678
Allegion PLC	1,392	148,568
Carrier Global Corp.	12,716	581,757
Johnson Controls International PLC	10,396	626,047
Masco Corp.	3,492	173,622
Trane Technologies PLC	3,500	643,930

		2,311,602

Capital Markets - 2.8%
Ameriprise Financial, Inc.	1,619	496,223
Bank of New York Mellon Corp.	11,152	506,747
BlackRock, Inc.	2,301	1,539,645
Cboe Global Markets, Inc.	1,573	211,159
Charles Schwab Corp.	23,228	1,216,683
CME Group, Inc.	5,491	1,051,636
FactSet Research Systems, Inc.	579	240,337
Franklin Resources, Inc.	4,532	122,092
Goldman Sachs Group, Inc.	5,202	1,701,626
Intercontinental Exchange, Inc.	8,611	898,041
Invesco Ltd.	7,271	119,244
MarketAxess Holdings, Inc.	579	226,557
Moody’s Corp.	2,430	743,629
Morgan Stanley	20,002	1,756,176
MSCI, Inc.	1,211	677,785
Nasdaq, Inc.	5,236	286,252
Northern Trust Corp.	3,184	280,606
Raymond James Financial, Inc.	2,954	275,520
S&P Global, Inc.	5,052	1,741,778
State Street Corp.	5,528	418,414
T. Rowe Price Group, Inc.	3,372	380,699

		14,890,849

Chemicals - 1.8%
Air Products & Chemicals, Inc.	3,386	972,493
Albemarle Corp.	1,766	390,357
Celanese Corp.	1,471	160,177
CF Industries Holdings, Inc.	2,927	212,178
Corteva, Inc.	10,785	650,443
Dow, Inc.	10,775	590,685
DuPont de Nemours, Inc.	6,974	500,524
Eastman Chemical Co.	1,764	148,776
Ecolab, Inc.	3,798	628,683
FMC Corp.	1,915	233,879
International Flavors & Fragrances, Inc.	3,820	351,287
Linde PLC	7,558	2,686,416
LyondellBasell Industries NV, Class A	3,806	357,345
Mosaic Co.	5,085	233,300

Transamerica Series Trust	Page 1

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
PPG Industries, Inc.	3,571	$ 477,014
Sherwin-Williams Co.	3,636	817,264

		9,410,821

Commercial Services & Supplies - 0.5%
Cintas Corp.	1,335	617,678
Copart, Inc. (A)	6,584	495,183
Republic Services, Inc.	3,100	419,182
Rollins, Inc.	3,635	136,421
Waste Management, Inc.	5,652	922,237

		2,590,701

Communications Equipment - 0.9%
Arista Networks, Inc. (A)	3,770	632,832
Cisco Systems, Inc.	63,016	3,294,162
F5, Inc. (A)	936	136,366
Juniper Networks, Inc.	5,060	174,165
Motorola Solutions, Inc.	2,541	727,056

		4,964,581

Construction & Engineering - 0.1%
Quanta Services, Inc.	2,181	363,442

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	958	340,147
Vulcan Materials Co.	1,992	341,748

		681,895

Consumer Finance - 0.5%
American Express Co.	9,065	1,495,272
Capital One Financial Corp.	5,755	553,401
Discover Financial Services	4,194	414,535
Synchrony Financial	6,944	201,931

		2,665,139

Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.	6,806	3,381,697
Dollar General Corp.	3,423	720,405
Dollar Tree, Inc. (A)	3,197	458,929
Kroger Co.	9,901	488,812
Sysco Corp.	7,842	605,638
Target Corp.	7,082	1,172,992
Walgreens Boots Alliance, Inc.	10,832	374,570
Walmart, Inc.	21,442	3,161,623

		10,364,666

Containers & Packaging - 0.3%
Amcor PLC	22,196	252,591
Avery Dennison Corp.	1,213	217,042
Ball Corp.	4,724	260,340
International Paper Co.	5,534	199,556
Packaging Corp. of America	1,427	198,110
Sealed Air Corp.	2,274	104,399
Westrock Co.	3,889	118,498

		1,350,536

Distributors - 0.1%
Genuine Parts Co.	2,156	360,720
LKQ Corp.	3,769	213,929
Pool Corp.	611	209,231

		783,880

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	109,438	$ 2,106,681
Verizon Communications, Inc.	64,456	2,506,694

		4,613,375

Electric Utilities - 1.8%
Alliant Energy Corp.	3,726	198,968
American Electric Power Co., Inc.	7,927	721,278
Constellation Energy Corp.	5,028	394,698
Duke Energy Corp.	11,846	1,142,784
Edison International	5,738	405,045
Entergy Corp.	3,049	328,499
Evergy, Inc.	3,454	211,109
Eversource Energy	5,355	419,082
Exelon Corp.	15,221	637,608
FirstEnergy Corp.	8,315	333,099
NextEra Energy, Inc.	30,500	2,350,940
NRG Energy, Inc.	3,424	117,409
PG&E Corp. (A)	24,187	391,104
Pinnacle West Capital Corp.	1,773	140,493
PPL Corp.	11,022	306,301
Southern Co.	16,611	1,155,793
Xcel Energy, Inc.	8,254	556,650

		9,810,860

Electrical Equipment - 0.6%
AMETEK, Inc.	3,486	506,620
Eaton Corp. PLC	6,122	1,048,944
Emerson Electric Co.	8,936	778,683
Generac Holdings, Inc. (A)	995	107,470
Rockwell Automation, Inc.	1,762	517,059

		2,958,776

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	9,034	738,259
CDW Corp.	2,034	396,406
Corning, Inc.	11,432	403,321
Keysight Technologies, Inc. (A)	2,692	434,704
TE Connectivity Ltd.	4,819	632,012
Teledyne Technologies, Inc. (A)	724	323,889
Trimble, Inc. (A)	3,667	192,224
Zebra Technologies Corp., Class A (A)	779	247,722

		3,368,537

Energy Equipment & Services - 0.4%
Baker Hughes Co.	15,369	443,549
Halliburton Co.	13,923	440,524
Schlumberger NV	21,629	1,061,984

		1,946,057

Entertainment - 1.4%
Activision Blizzard, Inc.	10,967	938,666
Electronic Arts, Inc.	3,980	479,391
Live Nation Entertainment, Inc. (A)	2,218	155,260
Netflix, Inc. (A)	6,836	2,361,701
Take-Two Interactive Software, Inc. (A)	2,369	282,622
Walt Disney Co. (A)	28,031	2,806,744
Warner Bros Discovery, Inc. (A)	33,262	502,256

		7,526,640

Financial Services - 4.3%
Berkshire Hathaway, Inc., Class B (A)	27,610	8,525,140
Fidelity National Information Services, Inc.	9,011	489,568
Fiserv, Inc. (A)	9,689	1,095,148
FleetCor Technologies, Inc. (A)	1,096	231,091

Transamerica Series Trust	Page 2

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Global Payments, Inc.	4,082	$ 429,590
Jack Henry & Associates, Inc.	1,080	162,778
Mastercard, Inc., Class A	12,903	4,689,079
PayPal Holdings, Inc. (A)	17,378	1,319,685
Visa, Inc., Class A	24,909	5,615,983

		22,558,062

Food Products - 1.1%
Archer-Daniels-Midland Co.	8,344	664,683
Bunge Ltd.	2,272	217,021
Campbell Soup Co.	3,115	171,263
Conagra Brands, Inc.	7,369	276,780
General Mills, Inc.	8,971	766,662
Hershey Co.	2,231	567,589
Hormel Foods Corp.	4,285	170,886
J.M. Smucker Co.	1,592	250,533
Kellogg Co.	3,965	265,496
Kraft Heinz Co.	12,225	472,741
Lamb Weston Holdings, Inc.	2,212	231,198
McCormick & Co., Inc.	3,744	311,538
Mondelez International, Inc., Class A	20,953	1,460,843
Tyson Foods, Inc., Class A	4,485	266,050

		6,093,283

Gas Utilities - 0.0% (B)
Atmos Energy Corp.	2,169	243,709

Ground Transportation - 0.8%
CSX Corp.	32,091	960,804
JB Hunt Transport Services, Inc.	1,228	215,465
Norfolk Southern Corp.	3,537	749,844
Old Dominion Freight Line, Inc.	1,380	470,359
Union Pacific Corp.	9,330	1,877,756

		4,274,228

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	26,755	2,709,211
Align Technology, Inc. (A)	1,093	365,215
Baxter International, Inc.	7,541	305,863
Becton Dickinson & Co.	4,352	1,077,294
Boston Scientific Corp. (A)	21,861	1,093,706
Cooper Cos., Inc.	736	274,793
DENTSPLY SIRONA, Inc.	3,372	132,452
Dexcom, Inc. (A)	5,871	682,093
Edwards Lifesciences Corp. (A)	9,381	776,090
GE HealthCare Technologies, Inc.	5,606	459,860
Hologic, Inc. (A)	3,748	302,464
IDEXX Laboratories, Inc. (A)	1,255	627,600
Insulet Corp. (A)	1,054	336,184
Intuitive Surgical, Inc. (A)	5,356	1,368,297
Medtronic PLC	20,436	1,647,550
ResMed, Inc.	2,248	492,289
STERIS PLC	1,499	286,729
Stryker Corp.	5,182	1,479,306
Teleflex, Inc.	709	179,597
Zimmer Biomet Holdings, Inc.	3,154	407,497

		15,004,090

Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	2,464	394,511
Cardinal Health, Inc.	3,918	295,809
Centene Corp. (A)	8,539	539,750
Cigna Group	4,634	1,184,126

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
CVS Health Corp.	19,549	$ 1,452,686
DaVita, Inc. (A)	903	73,242
Elevance Health, Inc.	3,669	1,687,043
HCA Healthcare, Inc.	3,267	861,443
Henry Schein, Inc. (A)	2,111	172,131
Humana, Inc.	1,916	930,141
Laboratory Corp. of America Holdings	1,325	303,982
McKesson Corp.	2,152	766,220
Molina Healthcare, Inc. (A)	894	239,136
Quest Diagnostics, Inc.	1,719	243,204
UnitedHealth Group, Inc.	14,320	6,767,489
Universal Health Services, Inc., Class B	950	120,745

		16,031,658

Health Care REITs - 0.2%
Healthpeak Properties, Inc.	7,991	175,562
Ventas, Inc.	6,124	265,475
Welltower, Inc.	7,191	515,523

		956,560

Hotel & Resort REITs - 0.0%
Host Hotels & Resorts, Inc.	10,938	180,368

Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc. (A)	596	1,580,836
Caesars Entertainment, Inc. (A)	3,199	156,143
Carnival Corp. (A)	15,532	157,650
Chipotle Mexican Grill, Inc. (A)	419	715,773
Darden Restaurants, Inc.	1,873	290,615
Domino’s Pizza, Inc.	538	177,470
Expedia Group, Inc. (A)	2,306	223,751
Hilton Worldwide Holdings, Inc.	4,112	579,257
Las Vegas Sands Corp. (A)	4,936	283,573
Marriott International, Inc., Class A	4,116	683,421
McDonald’s Corp.	11,236	3,141,698
MGM Resorts International	4,916	218,369
Norwegian Cruise Line Holdings Ltd. (A)	5,945	79,960
Royal Caribbean Cruises Ltd. (A)	3,252	212,356
Starbucks Corp.	17,653	1,838,207
Wynn Resorts Ltd. (A)	1,522	170,327
Yum! Brands, Inc.	4,247	560,944

		11,070,350

Household Durables - 0.3%
D.R. Horton, Inc.	4,711	460,218
Garmin Ltd.	2,362	238,373
Lennar Corp., Class A	3,879	407,722
Mohawk Industries, Inc. (A)	784	78,572
Newell Brands, Inc.	5,993	74,553
NVR, Inc. (A)	46	256,321
PulteGroup, Inc.	3,474	202,465
Whirlpool Corp.	820	108,256

		1,826,480

Household Products - 1.4%
Church & Dwight Co., Inc.	3,653	322,962
Clorox Co.	1,857	293,851
Colgate-Palmolive Co.	12,860	966,429
Kimberly-Clark Corp.	5,127	688,146
Procter & Gamble Co.	36,165	5,377,374

		7,648,762

Independent Power & Renewable Electricity Producers - 0.0% (B)
AES Corp.	10,343	249,059

Industrial Conglomerates - 0.8%
3M Co.	8,363	879,035

Transamerica Series Trust	Page 3

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates (continued)
General Electric Co.	16,738	$ 1,600,153
Honeywell International, Inc.	10,204	1,950,188

		4,429,376

Industrial REITs - 0.3%
Prologis, Inc.	14,180	1,769,239

Insurance - 2.1%
Aflac, Inc.	8,667	559,195
Allstate Corp.	4,066	450,553
American International Group, Inc.	11,369	572,543
Aon PLC, Class A	3,130	986,858
Arch Capital Group Ltd. (A)	5,549	376,611
Arthur J Gallagher & Co.	3,228	617,549
Assurant, Inc.	771	92,574
Brown & Brown, Inc.	3,484	200,051
Chubb Ltd.	6,384	1,239,645
Cincinnati Financial Corp.	2,347	263,052
Everest Re Group Ltd.	592	211,948
Globe Life, Inc.	1,371	150,837
Hartford Financial Services Group, Inc.	4,809	335,139
Lincoln National Corp.	2,300	51,681
Loews Corp.	3,077	178,528
Marsh & McLennan Cos., Inc.	7,613	1,267,945
MetLife, Inc.	9,941	575,981
Principal Financial Group, Inc.	3,406	253,134
Progressive Corp.	8,923	1,276,524
Prudential Financial, Inc.	5,578	461,524
Travelers Cos., Inc.	3,587	614,848
W.R. Berkley Corp.	3,144	195,745
Willis Towers Watson PLC	1,664	386,680

		11,319,145

Interactive Media & Services - 4.7%
Alphabet, Inc., Class A (A)	91,264	9,466,815
Alphabet, Inc., Class C (A)	79,565	8,274,760
Match Group, Inc. (A)	4,195	161,046
Meta Platforms, Inc., Class A (A)	34,112	7,229,697

		25,132,318

IT Services - 1.2%
Accenture PLC, Class A	9,663	2,761,782
Akamai Technologies, Inc. (A)	2,420	189,486
Cognizant Technology Solutions Corp., Class A	7,799	475,193
DXC Technology Co. (A)	3,390	86,648
EPAM Systems, Inc. (A)	861	257,439
Gartner, Inc. (A)	1,187	386,689
International Business Machines Corp.	13,887	1,820,447
VeriSign, Inc. (A)	1,397	295,228

		6,272,912

Leisure Products - 0.0% (B)
Hasbro, Inc.	2,040	109,528

Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	4,468	618,103
Bio-Rad Laboratories, Inc., Class A (A)	329	157,598
Bio-Techne Corp.	2,320	172,121
Charles River Laboratories International, Inc. (A)	756	152,576
Danaher Corp.	10,059	2,535,270
Illumina, Inc. (A)	2,372	551,609
IQVIA Holdings, Inc. (A)	2,801	557,091
Mettler-Toledo International, Inc. (A)	339	518,741

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
PerkinElmer, Inc.	1,880	$ 250,529
Thermo Fisher Scientific, Inc.	6,016	3,467,442
Waters Corp. (A)	888	274,951
West Pharmaceutical Services, Inc.	1,113	385,621

		9,641,652

Machinery - 1.8%
Caterpillar, Inc.	7,993	1,829,118
Cummins, Inc.	2,163	516,698
Deere & Co.	4,167	1,720,471
Dover Corp.	2,119	321,961
Fortive Corp.	5,346	364,437
IDEX Corp.	1,145	264,529
Illinois Tool Works, Inc.	4,232	1,030,280
Ingersoll Rand, Inc.	6,124	356,294
Nordson Corp.	803	178,475
Otis Worldwide Corp.	6,389	539,232
PACCAR, Inc.	8,067	590,504
Parker-Hannifin Corp.	1,951	655,751
Pentair PLC	2,528	139,723
Snap-on, Inc.	788	194,549
Stanley Black & Decker, Inc.	2,241	180,580
Westinghouse Air Brake Technologies Corp.	2,753	278,218
Xylem, Inc.	2,786	291,694

		9,452,514

Media - 0.8%
Charter Communications, Inc., Class A (A)	1,620	579,328
Comcast Corp., Class A	64,565	2,447,659
DISH Network Corp., Class A (A)	3,276	30,565
Fox Corp., Class A	4,741	161,431
Fox Corp., Class B	2,115	66,221
Interpublic Group of Cos., Inc.	5,795	215,806
News Corp., Class A	5,836	100,788
News Corp., Class B	1,610	28,062
Omnicom Group, Inc.	3,061	288,775
Paramount Global, Class B	7,821	174,486

		4,093,121

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	21,827	892,943
Newmont Corp.	12,261	601,034
Nucor Corp.	3,897	601,970
Steel Dynamics, Inc.	2,575	291,129

		2,387,076

Multi-Utilities - 0.8%
Ameren Corp.	3,876	334,848
CenterPoint Energy, Inc.	9,540	281,048
CMS Energy Corp.	4,404	270,317
Consolidated Edison, Inc.	5,348	511,643
Dominion Energy, Inc.	12,645	706,982
DTE Energy Co.	2,903	317,995
NiSource, Inc.	6,047	169,074
Public Service Enterprise Group, Inc.	7,508	468,875
Sempra Energy	4,850	733,126
WEC Energy Group, Inc.	4,748	450,063

		4,243,971

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	2,455	308,323
Boston Properties, Inc.	2,150	116,358

		424,681

Transamerica Series Trust	Page 4

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 4.2%
APA Corp.	4,891	$ 176,369
Chevron Corp.	27,277	4,450,515
ConocoPhillips	18,909	1,875,962
Coterra Energy, Inc.	11,780	289,081
Devon Energy Corp.	9,837	497,851
Diamondback Energy, Inc.	2,855	385,910
EOG Resources, Inc.	8,961	1,027,199
EQT Corp.	5,749	183,451
Exxon Mobil Corp.	63,116	6,921,301
Hess Corp.	4,220	558,475
Kinder Morgan, Inc.	29,800	521,798
Marathon Oil Corp.	9,430	225,943
Marathon Petroleum Corp.	6,911	931,810
Occidental Petroleum Corp.	11,124	694,471
ONEOK, Inc.	6,720	426,989
Phillips 66	7,139	723,752
Pioneer Natural Resources Co.	3,632	741,800
Targa Resources Corp.	3,438	250,802
Valero Energy Corp.	5,850	816,660
Williams Cos., Inc.	18,362	548,289

		22,248,428

Passenger Airlines - 0.2%
Alaska Air Group, Inc. (A)	1,936	81,235
American Airlines Group, Inc. (A)	10,081	148,695
Delta Air Lines, Inc. (A)	9,608	335,511
Southwest Airlines Co.	9,063	294,910
United Airlines Holdings, Inc. (A)	4,972	220,011

		1,080,362

Personal Care Products - 0.2%
Estee Lauder Cos., Inc., Class A	3,569	879,616

Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	32,637	2,262,071
Catalent, Inc. (A)	2,759	181,294
Eli Lilly & Co.	12,093	4,152,978
Johnson & Johnson	40,074	6,211,470
Merck & Co., Inc.	38,878	4,136,231
Organon & Co.	3,640	85,613
Pfizer, Inc.	86,093	3,512,594
Viatris, Inc.	18,855	181,385
Zoetis, Inc.	7,169	1,193,208

		21,916,844

Professional Services - 0.8%
Automatic Data Processing, Inc.	6,370	1,418,153
Broadridge Financial Solutions, Inc., ADR	1,808	264,999
CoStar Group, Inc. (A)	6,196	426,595
Equifax, Inc.	1,838	372,820
Jacobs Solutions, Inc.	1,899	223,151
Leidos Holdings, Inc.	2,056	189,275
Paychex, Inc.	4,835	554,043
Robert Half International, Inc.	1,648	132,779
Verisk Analytics, Inc.	2,385	457,586

		4,039,401

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	4,807	349,998

Residential REITs - 0.3%
AvalonBay Communities, Inc.	2,100	352,926
Camden Property Trust	1,660	174,034
Equity Residential	5,107	306,420

	Shares	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Essex Property Trust, Inc.	975	$ 203,912
Invitation Homes, Inc.	8,744	273,075
Mid-America Apartment Communities, Inc.	1,784	269,455
UDR, Inc.	4,731	194,255

		1,774,077

Retail REITs - 0.3%
Federal Realty Investment Trust	1,122	110,887
Kimco Realty Corp.	9,235	180,360
Realty Income Corp.	9,497	601,350
Regency Centers Corp.	2,341	143,222
Simon Property Group, Inc.	4,930	552,012

		1,587,831

Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (A)	24,745	2,425,258
Analog Devices, Inc.	7,800	1,538,316
Applied Materials, Inc.	13,049	1,602,809
Broadcom, Inc.	6,408	4,110,988
Enphase Energy, Inc. (A)	2,044	429,812
First Solar, Inc. (A)	1,484	322,770
Intel Corp.	63,531	2,075,558
KLA Corp.	2,143	855,421
Lam Research Corp.	2,065	1,094,698
Microchip Technology, Inc.	8,352	699,731
Micron Technology, Inc.	16,597	1,001,463
Monolithic Power Systems, Inc.	669	334,861
NVIDIA Corp.	37,694	10,470,262
NXP Semiconductors NV	3,963	739,000
ON Semiconductor Corp. (A)	6,568	540,678
Qorvo, Inc. (A)	1,492	151,543
QUALCOMM, Inc.	17,015	2,170,774
Skyworks Solutions, Inc.	2,454	289,523
SolarEdge Technologies, Inc. (A)	857	260,485
Teradyne, Inc.	2,391	257,056
Texas Instruments, Inc.	13,907	2,586,841

		33,957,847

Software - 9.4%
Adobe, Inc. (A)	7,025	2,707,224
ANSYS, Inc. (A)	1,332	443,290
Autodesk, Inc. (A)	3,330	693,173
Cadence Design Systems, Inc. (A)	4,226	887,840
Ceridian HCM Holding, Inc. (A)	2,383	174,483
Fair Isaac Corp. (A)	383	269,130
Fortinet, Inc. (A)	10,011	665,331
Gen Digital, Inc.	8,717	149,584
Intuit, Inc.	4,314	1,923,311
Microsoft Corp.	113,934	32,847,172
Oracle Corp.	23,595	2,192,447
Paycom Software, Inc. (A)	722	219,495
PTC, Inc. (A)	1,568	201,065
Roper Technologies, Inc.	1,611	709,952
Salesforce, Inc. (A)	15,342	3,065,025
ServiceNow, Inc. (A)	3,121	1,450,391
Synopsys, Inc. (A)	2,313	893,396
Tyler Technologies, Inc. (A)	616	218,458

		49,710,767

Specialized REITs - 1.2%
American Tower Corp.	7,095	1,449,792
Crown Castle, Inc.	6,613	885,084
Digital Realty Trust, Inc.	4,365	429,123
Equinix, Inc.	1,412	1,018,109
Extra Space Storage, Inc.	2,012	327,815
Iron Mountain, Inc.	4,329	229,047
Public Storage	2,400	725,136

Transamerica Series Trust	Page 5

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
SBA Communications Corp.	1,624	$ 423,978
VICI Properties, Inc.	15,535	506,752
Weyerhaeuser Co.	11,206	337,637

		6,332,473

Specialty Retail - 2.1%
Advance Auto Parts, Inc.	920	111,881
AutoZone, Inc. (A)	290	712,864
Bath & Body Works, Inc.	3,564	130,371
Best Buy Co., Inc.	3,103	242,872
CarMax, Inc. (A)	2,448	157,358
Home Depot, Inc.	15,627	4,611,840
Lowe’s Cos., Inc.	9,288	1,857,321
O’Reilly Automotive, Inc. (A)	946	803,135
Ross Stores, Inc.	5,257	557,925
TJX Cos., Inc.	17,601	1,379,214
Tractor Supply Co.	1,700	399,568
Ulta Beauty, Inc. (A)	782	426,714

		11,391,063

Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	227,638	37,537,506
Hewlett Packard Enterprise Co.	19,647	312,977
HP, Inc.	13,475	395,491
NetApp, Inc.	3,225	205,916
Seagate Technology Holdings PLC	2,839	187,715
Western Digital Corp. (A)	4,886	184,056

		38,823,661

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	19,127	2,345,735
Ralph Lauren Corp.	631	73,619
Tapestry, Inc.	3,746	161,490
VF Corp.	5,200	119,132

		2,699,976

Tobacco - 0.7%
Altria Group, Inc.	27,166	1,212,147
Philip Morris International, Inc.	23,798	2,314,355

		3,526,502

Trading Companies & Distributors - 0.3%
Fastenal Co.	8,638	465,934
United Rentals, Inc.	1,044	413,173
WW Grainger, Inc.	691	475,968

		1,355,075

Water Utilities - 0.1%
American Water Works Co., Inc.	2,901	424,968

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (A)	9,105	1,318,768

Total Common Stocks (Cost $431,350,861)		525,572,791

Total Investments (Cost $431,350,861)		525,572,791
Net Other Assets (Liabilities) - 1.0%		5,420,860

Net Assets - 100.0%		$ 530,993,651

Transamerica Series Trust	Page 6

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	23	06/16/2023	$4,623,014	$4,758,413	$135,399	$—

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$525,572,791	$—	$—	$525,572,791

Total Investments	$525,572,791	$—	$—	$525,572,791

Other Financial Instruments
Futures Contracts (D)	$135,399	$—	$—	$135,399

Total Other Financial Instruments	$135,399	$—	$—	$135,399

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(D)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 7

Transamerica S&P 500 Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica S&P 500 Index VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 8